                 [LOGO OF EXCELSIOR FUNDS, INC. APPEARS HERE]




                           DOMESTIC EQUITY PORTFOLIOS



                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 1997

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
STATEMENTS OF ASSETS AND LIABILITIES.....................................    1
STATEMENTS OF OPERATIONS.................................................    3
STATEMENTS OF CHANGES IN NET ASSETS......................................    5
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS...............    8
PORTFOLIOS OF INVESTMENTS
 Blended Equity Fund (formerly Equity Fund)..............................   10
 Income and Growth Fund..................................................   12
 Value and Restructuring Fund (formerly Business and Industrial
  Restructuring Fund)....................................................   14
 Small Cap Fund (formerly Early Life Cycle Fund).........................   16
 Energy and Natural Resources Fund (formerly Long-Term Supply of Energy
  Fund)..................................................................   17
NOTES TO FINANCIAL STATEMENTS............................................   18

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . INITIAL PURCHASE AND PROSPECTUS INFORMATION AND SHAREHOLDER SERVICES 1-800-
  446-1012
 . CURRENT PRICE AND YIELD INFORMATION 1-800-233-9180

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and ex-penses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are sponsored and distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    EXCELSIOR FUNDS, INC.
    C/O CHASE GLOBAL FUNDS SERVICES COMPANY
    P.O. BOX 2798
    BOSTON, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, ITS PARENT OR AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

EXCELSIOR FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997 (UNAUDITED)


                                            INCOME AND          VALUE AND
                            BLENDED EQUITY    VALUED          RESTRUCTURING
                                 FUND      RESTRUCTURING     FUND (FORMERLY
                              (FORMERLY       GROWTH     BUSINESS AND INDUSTRIAL
                             EQUITY FUND)      FUND        RESTRUCTURING FUND)
                            -------------- ------------- -----------------------
  ASSETS:
   Investments, at cost--
    see accompanying port-
    folios................   $365,117,041  $104,955,450       $134,404,739
                             ============  ============       ============
   Investments, at value
    (Note 1)..............   $564,701,272  $158,920,283       $208,602,352
   Cash...................        909,259        18,590              6,709
   Dividends receivable...        575,008       137,020            161,218
   Interest receivable....         59,594       776,208             10,549
   Receivable for invest-
    ments sold............     39,421,316       --                 --
   Receivable for fund
    shares sold...........        361,843       383,372          4,769,248
   Withholding tax receiv-
    able..................        --              7,694              4,421
   Prepaid expenses.......          7,312         1,918              2,009
   Unamortized organiza-
    tion costs (Note 5)...        --            --                   1,078
                             ------------  ------------       ------------
   TOTAL ASSETS...........    606,035,604   160,245,085        213,557,584
  LIABILITIES:
   Payable for investments
    purchased.............     31,738,447       --               2,823,750
   Payable for fund shares
    redeemed..............      6,701,822     1,347,533             11,030
   Investment advisory
    fees payable (Note
    2)....................        325,535        95,792             91,856
   Administration fees
    payable (Note 2)......         77,397        17,452             24,415
   Administrative service
    fees payable (Note
    2)....................         18,935         9,670              5,769
   Directors' fees payable
    (Note 2)..............          6,187         1,450              1,482
   Accrued expenses and
    other payables........        129,847        23,421             26,330
                             ------------  ------------       ------------
   TOTAL LIABILITIES......     38,998,170     1,495,318          2,984,632
                             ------------  ------------       ------------
  NET ASSETS..............   $567,037,434  $158,749,767       $210,572,952
                             ============  ============       ============
  NET ASSETS consist of:
   Undistributed net in-
    vestment income
    (loss)................   $    535,939  $    680,427       $    262,829
   Accumulated net real-
    ized gain (loss) on
    investments...........     25,381,992    13,167,987          3,585,623
   Unrealized appreciation
    of investments and
    foreign
    currency translations..   199,584,231    53,964,174         74,196,778
   Par value (Note 4).....         17,309         8,474              9,654
   Paid-in capital in ex-
    cess of par value.....    341,517,963    90,928,705        132,518,068
                             ------------  ------------       ------------
  TOTAL NET ASSETS........   $567,037,434  $158,749,767       $210,572,952
                             ============  ============       ============
  SHARES:
   Net Assets.............   $566,924,546  $158,749,767       $210,572,952
   Shares of Common Stock
    Outstanding...........     17,305,530     8,474,494          9,654,242
  NET ASSET VALUE PER
   SHARE..................         $32.76        $18.73             $21.81
                                   ======        ======             ======
  TRUST SHARES:
   Net Assets.............   $    112,888       --                 --
   Shares of Common Stock
    Outstanding...........          3,450       --                 --
  NET ASSET VALUE PER
   SHARE..................         $32.72       --                 --
                                   ======


                       See Notes to Financial Statements.

EXCELSIOR FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
SEPTEMBER 30, 1997 (UNAUDITED)


                                                            ENERGY AND NATURAL
                                          SMALL CAP FUND      RESOURCES FUND
                                         (FORMERLY EARLY   (FORMERLY LONG-TERM
                                         LIFE CYCLE FUND) SUPPLY OF ENERGY FUND)
                                         ---------------- ----------------------
  ASSETS:
   Investments, at cost--see accompany-
    ing portfolios.....................    $48,752,389         $32,909,651
                                           ===========         ===========
   Investments, at value (Note 1)......    $65,942,159         $48,814,019
   Cash................................            812             330,546
   Dividends receivable................          7,100              48,138
   Interest receivable.................         19,728               4,103
   Receivable for fund shares sold.....      1,520,296             422,823
   Prepaid expenses....................            783                 496
   Unamortized organization costs (Note
    5).................................          1,078               1,078
                                           -----------         -----------
   TOTAL ASSETS........................     67,491,956          49,621,203
  LIABILITIES:
   Payable for investments purchased...         --                 971,648
   Payable for fund shares redeemed....          9,994              62,963
   Investment advisory fees payable
    (Note 2)...........................         33,012              22,398
   Administration fees payable (Note
    2).................................          7,844               5,805
   Administrative service fees payable
    (Note 2)...........................          3,173               1,236
   Directors' fees payable (Note 2)....            675                 369
   Accrued expenses and other
    payables...........................         22,820              14,086
                                           -----------         -----------
   TOTAL LIABILITIES...................         77,518           1,078,505
                                           -----------         -----------
  NET ASSETS...........................    $67,414,438         $48,542,698
                                           ===========         ===========
  NET ASSETS consist of:
   Undistributed net investment income
    (loss).............................    $   (93,902)        $    73,066
   Accumulated net realized gain (loss)
    on investments.....................     (2,516,874)          3,044,667
   Unrealized appreciation of invest-
    ments and foreign
    currency translations..............     17,189,770          15,904,368
   Par value (Note 4)..................          5,498               3,308
   Paid-in capital in excess of par
    value..............................     52,829,946          29,517,289
                                           -----------         -----------
  TOTAL NET ASSETS.....................    $67,414,438         $48,542,698
                                           ===========         ===========
  SHARES:
   Net Assets..........................    $67,396,150         $48,542,698
   Shares of Common Stock Outstanding..      5,496,898           3,307,719
  NET ASSET VALUE PER SHARE............         $12.26              $14.68
                                                ======              ======
  TRUST SHARES:
   Net Assets..........................    $    18,288              --
   Shares of Common Stock Outstanding..          1,493              --
  NET ASSET VALUE PER SHARE............         $12.25              --
                                                ======


                       See Notes to Financial Statements.

EXCELSIOR FUNDS, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)


                               BLENDED EQUITY              VALUE AND RESTRUCTURING
                                    FUND      INCOME AND       FUND (FORMERLY
                                 (FORMERLY      GROWTH     BUSINESS AND INDUSTRIAL
                                EQUITY FUND)     FUND        RESTRUCTURING FUND)
                               -------------- -----------  -----------------------
  INVESTMENT INCOME:
   Interest income...........   $    362,576  $ 1,371,094        $    40,607
   Dividend income...........      2,487,290      994,850          1,157,835
   Less: Foreign taxes
    withheld.................        --            (3,096)           --
                                ------------  -----------        -----------
   TOTAL INCOME..............      2,849,866    2,362,848          1,198,442
  EXPENSES:
   Investment advisory fees
    (Note 2).................      1,390,409      558,822            482,667
   Administration fees (Note
    2).......................        283,643      114,000            123,080
   Administrative service
    fees (Note 2)............         69,500       45,027             27,595
   Shareholder servicing
    agent fees...............         53,213       34,446             22,667
   Custodian fees............         50,281       20,904             27,080
   Legal and audit fees......         23,639        9,413              9,255
   Shareholder reports.......         17,114        6,569              7,200
   Amortization of
    organization costs (Note
    5).......................         10,342        3,835              2,094
   Registration and filing
    fees.....................          8,897        5,530             10,003
   Directors' fees and
    expenses (Note 2)........          8,016        3,373              3,275
   Distribution fees--Trust
    Shares (Note 2)..........            172      --                      49
   Miscellaneous expenses....          8,738        1,075              4,465
                                ------------  -----------        -----------
   TOTAL EXPENSES............      1,923,964      802,994            719,430
   Fees waived by investment
    adviser and
    administrators (Note 2)..        (80,938)     (45,027)           (27,595)
                                ------------  -----------        -----------
   NET EXPENSES..............      1,843,026      757,967            691,835
                                ------------  -----------        -----------
  NET INVESTMENT INCOME
   (LOSS)....................      1,006,840    1,604,881            506,607
                                ------------  -----------        -----------
  REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   (NOTE 1):
   Net realized gain (loss):
   Security transactions.....     18,344,448    8,206,783          1,742,633
   Foreign currency
    translations.............        --            (7,391)           (38,046)
                                ------------  -----------        -----------
   Total net realized gain
    (loss)...................     18,344,448    8,199,392          1,704,587
   Change in unrealized
    appreciation/depreciation
    on investments and
    foreign currency
    translations during the
    year.....................    133,175,147   21,897,982         48,176,104
                                ------------  -----------        -----------
   NET REALIZED AND
    UNREALIZED GAIN (LOSS) ON
    INVESTMENTS..............    151,519,595   30,097,374         49,880,691
                                ------------  -----------        -----------
   NET INCREASE IN NET ASSETS
    RESULTING FROM
    OPERATIONS...............   $152,526,435  $31,702,255        $50,387,298
                                ============  ===========        ===========


                       See Notes to Financial Statements.

EXCELSIOR FUNDS, INC.
STATEMENTS OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)


                                                          ENERGY AND NATURAL
                                       SMALL CAP FUND  RESOURCES FUND (FORMERLY
                                      (FORMERLY EARLY      LONG-TERM SUPPLY
                                      LIFE CYCLE FUND)     OF ENERGY FUND)
                                      ---------------- ------------------------
  INVESTMENT INCOME:
   Interest income..................    $    98,585          $    68,165
   Dividend income..................         61,360              321,016
   Less: Foreign taxes withheld.....         --                   --
                                        -----------          -----------
   TOTAL INCOME.....................        159,945              389,181
  EXPENSES:
   Investment advisory fees (Note
    2)..............................        161,146              119,013
   Administration fees (Note 2).....         41,092               30,348
   Administrative service fees (Note
    2)..............................         12,533                6,062
   Shareholder servicing agent
    fees............................         19,919               10,212
   Custodian fees...................         11,539                8,596
   Legal and audit fees.............          3,550                2,460
   Shareholder reports..............          2,513                1,617
   Amortization of organization
    costs (Note 5)..................          2,094                2,094
   Registration and filing fees.....          8,164                6,538
   Directors' fees and expenses
    (Note 2)........................          1,258                  868
   Distribution fees--Trust Shares
    (Note 2)........................             24               --
   Miscellaneous expenses...........          2,548                2,490
                                        -----------          -----------
   TOTAL EXPENSES...................        266,380              190,298
   Fees waived by investment adviser
    and administrators (Note 2).....        (12,533)              (6,062)
                                        -----------          -----------
   NET EXPENSES.....................        253,847              184,236
                                        -----------          -----------
  NET INVESTMENT INCOME (LOSS)......        (93,902)             204,945
                                        -----------          -----------
  REALIZED AND UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS (NOTE 1):
   Net realized gain (loss):
   Security transactions............        379,024            2,534,767
   Foreign currency translations....         --                   --
                                        -----------          -----------
   Total net realized gain (loss)...        379,024            2,534,767
   Change in unrealized
    appreciation/depreciation on
    investments and foreign currency
    translations during the year....     17,233,119            8,846,598
                                        -----------          -----------
   NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS...........     17,612,143           11,381,365
                                        -----------          -----------
   NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS.......    $17,518,241          $11,586,310
                                        ===========          ===========


                       See Notes to Financial Statements.

EXCELSIOR FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                              BLENDED EQUITY               VALUE AND RESTRUCTURING
                                   FUND       INCOME AND       FUND (FORMERLY
                                (FORMERLY       GROWTH     BUSINESS AND INDUSTRIAL
                              EQUITY FUND)+      FUND       RESTRUCTURING FUND)+
                              -------------- ------------  -----------------------
  SIX MONTHS ENDED SEPTEMBER
   30, 1997 (UNAUDITED)
  Net investment income
   (loss)...................   $  1,006,840  $  1,604,881       $    506,607
  Net realized gain (loss)
   on investments...........     18,344,448     8,199,392          1,704,587
  Change in unrealized
   appreciation/depreciation
   on investments
   and foreign currency
   translations during the
   year.....................    133,175,147    21,897,982         48,176,104
                               ------------  ------------       ------------
  Net increase (decrease) in
   net assets resulting from
   operations...............    152,526,435    31,702,255         50,387,298
  Distributions to
   shareholders:
   From net investment
    income:
   Shares...................     (1,110,300)   (1,496,354)          (389,068)
   Trust Shares.............           (146)      --                     (58)
                               ------------  ------------       ------------
    Total distributions.....     (1,110,446)   (1,496,354)          (389,126)
                               ------------  ------------       ------------
  Increase (decrease) in net
   assets from fund share
   transactions (Note 4)
   Shares...................    108,554,226    (4,223,672)        36,573,236
   Trust Shares.............         (3,419)      --                 (61,525)
                               ------------  ------------       ------------
    Total from fund share
     transactions...........    108,550,807    (4,223,672)        36,511,711
                               ------------  ------------       ------------
  Net increase (decrease) in
   net assets                   259,966,796    25,982,229         86,509,883
  NET ASSETS:
   Beginning of period......    307,070,638   132,767,538        124,063,069
                               ------------  ------------       ------------
   End of period (1)........   $567,037,434  $158,749,767       $210,572,952
                               ============  ============       ============
 --------
   (1) Including
    undistributed net
    investment income.......   $    535,939  $    680,427       $    262,829
                               ============  ============       ============
  YEAR ENDED MARCH 31, 1997
  Net investment income
   (loss)...................   $  1,968,077  $  2,839,449       $    890,216
  Net realized gain (loss)
   on investments...........     13,470,108     8,773,424          3,588,792
  Change in unrealized
   appreciation/depreciation
   on investments
   and foreign currency
   translations during the
   year.....................     11,035,720     3,899,616         10,912,205
                               ------------  ------------       ------------
  Net increase (decrease) in
   net assets resulting from
   operations...............     26,473,905    15,512,489         15,391,213
  Distributions to
   shareholders:
   From net investment
    income:
   Shares...................     (1,439,009)   (3,036,535)          (770,732)
   Trust Shares.............           (103)      --                    (133)
   From net realized gain on
    investments:
   Shares...................    (11,114,096)   (5,519,778)        (2,941,935)
   Trust Shares.............            (27)      --                    (702)
                               ------------  ------------       ------------
    Total distributions.....    (12,553,235)   (8,556,313)        (3,713,502)
                               ------------  ------------       ------------
  Increase (decrease) in net
   assets from fund share
   transactions (Note 4)
   Shares...................    104,492,129    (1,683,305)        38,284,744
   Trust Shares.............         84,035       --                  48,311
                               ------------  ------------       ------------
    Total from fund share
     transactions...........    104,576,164    (1,683,305)        38,333,055
                               ------------  ------------       ------------
  Net increase (decrease) in
   net assets...............    118,496,834     5,272,871         50,010,766
  NET ASSETS:
   Beginning of year........    188,573,804   127,494,667         74,052,303
                               ------------  ------------       ------------
   End of year (2)..........   $307,070,638  $132,767,538       $124,063,069
                               ============  ============       ============
 --------
   (2) Including
     undistributed/
     (distributions in
     excess of)
     net investment income..   $    639,545  $    571,900       $    145,348
                               ============  ============       ============

+ Excelsior Funds, Inc. began offering Trust Shares on November 12, 1996,
  September 19, 1996 and September 6, 1996 for Blended Equity Fund, Value and Restructuring Fund and Small Cap Fund, respectively.

                       See Notes to Financial Statements.

EXCELSIOR FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                            ENERGY AND NATURAL
                                        SMALL CAP FUND   RESOURCES FUND (FORMERLY
                                        (FORMERLY EARLY      LONG-TERM SUPPLY
                                       LIFE CYCLE FUND)+     OF ENERGY FUND)
                                       ----------------- ------------------------
  SIX MONTHS ENDED SEPTEMBER 30,
   1997 (UNAUDITED)
  Net investment income (loss)......     $    (93,902)         $   204,945
  Net realized gain (loss) on
   investments......................          379,024            2,534,767
  Change in unrealized
   appreciation/depreciation on
   investments
   and foreign currency translations
   during the year..................       17,233,119            8,846,598
                                         ------------          -----------
  Net increase (decrease) in net
   assets resulting from
   operations.......................       17,518,241           11,586,310
  Distributions to shareholders:
   From net investment income:
   Shares...........................          --                  (181,716)
   Trust Shares.....................          --                    --
                                         ------------          -----------
    Total distributions.............          --                  (181,716)
                                         ------------          -----------
  Increase (decrease) in net assets
   from fund share
   transactions (Note 4)
   Shares...........................       (3,375,422)           3,745,013
   Trust Shares.....................            5,530               --
                                         ------------          -----------
    Total from fund share
     transactions...................       (3,369,892)           3,745,013
                                         ------------          -----------
  Net increase (decrease) in net
   assets                                  14,148,349           15,149,607
  NET ASSETS:
   Beginning of period..............       53,266,089           33,393,091
                                         ------------          -----------
   End of period (1)................     $ 67,414,438          $48,542,698
                                         ============          ===========
 --------
     (1) Including undistributed net
  investment income.................     $    (93,902)         $    73,066
                                         ============          ===========
  YEAR ENDED MARCH 31, 1997
  Net investment income (loss)......     $   (203,038)         $   247,913
  Net realized gain (loss) on
   investments......................       (1,252,061)           3,066,094
  Change in unrealized
   appreciation/depreciation on
   investments
   and foreign currency translations
   during the year..................      (10,176,904)           3,501,247
                                         ------------          -----------
  Net increase (decrease) in net
   assets resulting from
   operations.......................      (11,632,003)           6,815,254
  Distributions to shareholders:
   From net investment income:
   Shares...........................          --                  (236,119)
   From net realized gain on
    investments:
   Shares...........................         (760,083)          (2,816,614)
   Trust Shares.....................              (98)              --
   In excess of net realized gain on
    investments:
   Shares...........................       (2,895,800)              --
                                         ------------          -----------
    Total distributions.............       (3,655,981)          (3,052,733)
                                         ------------          -----------
  Increase (decrease) in net assets
   from fund share
   transactions (Note 4)
   Shares...........................       (9,515,807)           6,336,079
   Trust Shares.....................            9,034               --
                                         ------------          -----------
    Total from fund share
     transactions...................       (9,506,773)           6,336,079
                                         ------------          -----------
  Net increase (decrease) in net
   assets...........................      (24,794,757)          10,098,600
  NET ASSETS:
   Beginning of year................       78,060,846           23,294,491
                                         ------------          -----------
   End of year (2)..................     $ 53,266,089          $33,393,091
                                         ============          ===========
 --------
   (2) Including undistributed/
     (distributions in excess of)
     net investment income..........     $    --               $    49,837
                                         ============          ===========

                       See Notes to Financial Statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

EXCELSIOR FUNDS, INC.
FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS

   For a Fund share outstanding throughout each period.

                                                          NET REALIZED                        DISTRIBUTIONS
                                    NET ASSET    NET     AND UNREALIZED            DIVIDENDS     FROM NET
                                     VALUE,   INVESTMENT  GAIN (LOSS)   TOTAL FROM  FROM NET  REALIZED GAIN
                                    BEGINNING   INCOME   ON INVESTMENTS INVESTMENT INVESTMENT ON INVESTMENTS
                                    OF PERIOD   (LOSS)    AND OPTIONS   OPERATIONS   INCOME    AND OPTIONS
                                    --------- ---------- -------------- ---------- ---------- --------------
  BLENDED EQUITY FUND -- (4/25/85*)
   (formerly Equity Fund)
  Shares:
  Year Ended March 31,
  1993....................           $16.28     $ 0.08       $3.01        $3.09      $(0.09)      $(0.51)
  1994....................            18.77       0.05        1.16         1.21       (0.08)       (0.39)
  1995....................            19.17       0.07        2.67         2.74       (0.04)       (0.47)
  1996....................            21.40       0.12        5.21         5.33       (0.11)       (2.19)
  1997....................            24.43       0.18        2.50         2.68       (0.14)       (1.16)
  Six Months Ended
   September 30, 1997 (Unaudited)     25.81       0.07        6.97         7.04       (0.09)         --
  Trust Shares --
    (11/26/96*)
  Period Ended March 31,
   1997...................            26.30       0.04        0.03         0.07       (0.03)       (0.56)
  Six Months Ended
   September 30, 1997 (Unaudited)     25.78       0.03        6.96         6.99       (0.05)         --
  INCOME AND GROWTH FUND -- (1/6/87*)
  Year Ended March 31,
  1993....................           $ 9.10     $ 0.27       $2.43        $2.70      $(0.35)         --
  1994....................            11.45       0.31        0.46         0.77       (0.27)      $(0.01)
  1995....................            11.94       0.38        0.26         0.64       (0.35)       (0.41)
  1996....................            11.82       0.39        2.61         3.00       (0.31)       (0.06)
  1997....................            14.45       0.33        1.45         1.78       (0.35)       (0.63)
  Six Months Ended
   September 30, 1997 (Unaudited)     15.25       0.19        3.46         3.65       (0.17)         --
  VALUE AND RESTRUCTURING FUND -- (12/31/92*)
  (formerly Business and
   Industrial
   Restructuring Fund)
  Shares:
  Period Ended March 31,
   1993...................           $ 7.00     $ 0.02       $0.69        $0.71         --           --
  Year Ended March 31,
  1994....................             7.71       0.06        1.96         2.02      $(0.07)      $(0.02)
  1995....................             9.64       0.07        1.02         1.09       (0.06)       (0.12)
  1996....................            10.55       0.10        3.71         3.81       (0.09)       (0.24)
  1997....................            14.03       0.13        2.36         2.49       (0.12)       (0.47)
  Six Months Ended
   September 30, 1997 (Unaudited)     15.93       0.06        5.87         5.93       (0.05)         --
  Trust Shares --
    (9/19/96*)
  Period Ended March 31,
   1997...................            14.61       0.05        1.53         1.58       (0.05)       (0.23)
  Period Ended September
   30, 1997 (Unaudited)...            15.91       0.02        2.94         2.96       (0.02)         --
  SMALL CAP FUND -- (12/31/92*)
   (formerly Early Life Cycle Fund)
  Shares:
  Period Ended March 31,
   1993...................           $ 7.00        --        $0.40        $0.40         --           --
  Year Ended March 31,
  1994....................             7.40     $(0.01)       1.36         1.35         --        $(0.09)
  1995....................             8.66      (0.02)       1.31         1.29         --         (0.18)
  1996....................             9.77      (0.02)       1.72         1.70         --         (0.69)
  1997....................            10.78      (0.03)      (1.43)       (1.46)        --         (0.10)
  Six Months Ended
   September 30, 1997 (Unaudited)      8.83      (0.02)       3.45         3.43         --           --
  Trust Shares --
    (9/6/96*)
  Period Ended March 31,
   1997...................             9.98      (0.03)      (0.92)       (0.95)        --         (0.22)
  Six Months Ended
   September 30, 1997 (Unaudited)      8.81      (0.03)       3.47         3.44         --           --
  ENERGY AND NATURAL RESOURCES FUND --
    (12/31/92*)
  (formerly Long-Term
   Supply of Energy Fund)
  Period Ended March 31,
   1993...................           $ 7.00     $ 0.01       $0.80        $0.81         --           --
  Year Ended March 31,
  1994....................             7.81       0.08       (0.12)       (0.04)     $(0.07)         --
  1995....................             7.70       0.09        0.24         0.33       (0.10)      $(0.01)
  1996....................             7.92       0.07        1.63         1.70       (0.07)         --
  1997....................             9.55       0.09        2.60         2.69       (0.09)       (1.03)
  Six Months Ended
   September 30, 1997 (Unaudited)     11.12       0.06        3.56         3.62       (0.06)         --

  * Commencement of operations. **Not Annualized.  ***Annualized.
  + Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
 ++ Total return data for periods prior to March 31, 1997 does not reflect the sales load payable on purchases of shares. The sales load was eliminated effective February 14, 1997.
  # For fiscal years beginning on or after September 1, 1995 a fund is required to disclose the average commission rate per share it paid for portfolio trades, on which commissions were charged, during the period.

                      See Notes to Financial Statements.

                                                                                                                   RATIO
                                             DISTRIBUTIONS IN                                                     OF NET
                                              EXCESS OF NET                                         NET ASSETS, OPERATING
                                              REALIZED GAIN                  NET ASSET                  END      EXPENSES
                                              ON INVESTMENTS       TOTAL     VALUE, END  TOTAL       OF PERIOD  TO AVERAGE
                                               AND OPTIONS     DISTRIBUTIONS OF PERIOD  RETURN++       (000)    NET ASSETS
                                             ----------------  ------------- ---------- --------    ----------- ----------
  BLENDED EQUITY FUND -- (4/25/85*)
   (formerly Equity Fund)
  Shares:
  Year Ended March 31,
  1993....................                          --           $(0.60)      $18.77     19.26%     $106,144      1.08%
  1994....................                       $(0.34)          (0.81)       19.17      6.54%      122,262      1.14%
  1995....................                          --            (0.51)       21.40     14.65%      137,417      1.05%
  1996....................                          --            (2.30)       24.43     26.45%      188,574      1.05%
  1997....................                          --            (1.30)       25.81     11.09%      306,990      1.01%
  Six Months Ended
   September 30, 1997 (Unaudited)                   --            (0.09)       32.76     27.35%**    566,924      0.99%***
  Trust Shares --
    (11/26/96*)
  Period Ended March 31,
   1997...................                          --            (0.59)       25.78      0.23%**         81      1.36%***
  Six Months Ended
   September 30, 1997 (Unaudited)                   --            (0.05)       32.72     27.13%**        113      1.32%***
  INCOME AND GROWTH FUND -- (1/6/87*)
  Year Ended March 31,
  1993....................                          --           $(0.35)      $11.45     30.45%     $ 51,303      1.15%
  1994....................                          --            (0.28)       11.94      6.69%       96,682      1.17%
  1995....................                          --            (0.76)       11.82      5.74%       99,925      1.06%
  1996....................                          --            (0.37)       14.45     25.83%      127,495      1.05%
  1997....................                          --            (0.98)       15.25     12.61%      132,768      1.03%
  Six Months Ended
   September 30, 1997 (Unaudited)                   --            (0.17)       18.73     24.10%**    158,750      1.02%***
  VALUE AND RESTRUCTURING FUND -- (12/31/92*)
  (formerly Business and
   Industrial
   Restructuring Fund)
  Shares:
  Period Ended March 31,
   1993...................                          --              --        $ 7.71     10.14%**   $  1,935      0.99%***
  Year Ended March 31,
  1994....................                          --           $(0.09)        9.64     26.40%       14,440      0.99%
  1995....................                          --            (0.18)       10.55     11.49%       30,183      0.98%
  1996....................                          --            (0.33)       14.03     36.48%       74,052      0.91%
  1997....................                          --            (0.59)       15.93     18.09%      124,011      0.91%
  Six Months Ended
   September 30, 1997 (Unaudited)                   --            (0.05)       21.81     37.30%**    210,573      0.86%***
  Trust Shares --
    (9/19/96*)
  Period Ended March 31,
   1997...................                          --            (0.28)       15.91     10.85%**         52      1.26%***
  Period Ended September
   30, 1997 (Unaudited)...                          --            (0.02)       18.85       --            --       1.21%***
  SMALL CAP FUND -- (12/31/92*)
   (formerly Early Life Cycle Fund)
  Shares:
  Period Ended March 31,
   1993...................                          --              --        $ 7.40      5.71%**   $  5,512      0.99%***
  Year Ended March 31,
  1994....................                          --           $(0.09)        8.66     18.27%       24,951      0.95%
  1995....................                          --            (0.18)        9.77     15.16%       47,782      0.96%
  1996....................                          --            (0.69)       10.78     18.29%       78,061      0.90%
  1997....................                       $(0.39)          (0.49)        8.83    (14.33)%      53,258      0.94%
  Six Months Ended
   September 30, 1997 (Unaudited)                   --              --         12.26     38.84%**     67,396      0.94%***
  Trust Shares --
    (9/6/96*)
  Period Ended March 31,
   1997...................                          --            (0.22)        8.81     (9.77)%**         8      1.29%***
  Six Months Ended
   September 30, 1997 (Unaudited)                   --              --         12.25     39.05%**         18      1.26%***
  ENERGY AND NATURAL RESOURCES FUND --
    (12/31/92*)
  (formerly Long-Term
   Supply of Energy Fund)
  Period Ended March 31,
   1993...................                          --              --        $ 7.81     11.57%**   $  1,457      0.99%***
  Year Ended March 31,
  1994....................                          --           $(0.07)        7.70     (0.57)%       6,830      0.99%
  1995....................                          --            (0.11)        7.92      4.28%       15,813      0.98%
  1996....................                          --            (0.07)        9.55     21.60%       23,294      0.96%
  1997....................                          --            (1.12)       11.12     28.28%       33,393      0.93%
  Six Months Ended
   September 30, 1997 (Unaudited)                   --            (0.06)       14.68     32.65%**     48,543      0.93%***


                                             RATIO         RATIO
                                            OF GROSS      OF NET
                                           OPERATING    INVESTMENT
                                            EXPENSES   INCOME (LOSS)  PORTFOLIO      FEE       AVERAGE
                                           TO AVERAGE   TO AVERAGE    TURNOVER     WAIVERS    COMMISSION
                                          NET ASSETS +  NET ASSETS      RATE       (NOTE 2)     RATE#
                                          ------------ -------------  ---------    --------   ----------
  BLENDED EQUITY FUND -- (4/25/85*)
   (formerly Equity Fund)
  Shares:
  Year Ended March 31,
  1993....................                    1.08%         0.51%         24%         --             N/A
  1994....................                    1.14%         0.25%         17%         --             N/A
  1995....................                    1.08%         0.36%         23%         --             N/A
  1996....................                    1.12%         0.55%         27%       $0.02            N/A
  1997....................                    1.06%         0.71%         39%        0.01        $0.0663
  Six Months Ended
   September 30, 1997 (Unaudited)             1.03%***      0.54%***      22%***     0.01         0.0348
  Trust Shares --
    (11/26/96*)
  Period Ended March 31,
   1997...................                    1.41%***      0.45%***      39%         --          0.0663
  Six Months Ended
   September 30, 1997 (Unaudited)             1.35%***      0.19%***      22%***      --          0.0348
  INCOME AND GROWTH FUND -- (1/6/87*)
  Year Ended March 31,
  1993....................                    1.15%         2.76%         28%         --             N/A
  1994....................                    1.17%         2.77%         28%         --             N/A
  1995....................                    1.09%         3.31%         36%         --             N/A
  1996....................                    1.11%         2.95%         22%       $0.01            N/A
  1997....................                    1.11%         2.17%         25%        0.01        $0.0777
  Six Months Ended
   September 30, 1997 (Unaudited)             1.08%***      2.15%***      36%***     0.01         0.0648
  VALUE AND RESTRUCTURING FUND -- (12/31/92*)
  (formerly Business and
   Industrial
   Restructuring Fund)
  Shares:
  Period Ended March 31,
   1993...................                    5.85%***      2.48%***       9%***    $0.04            N/A
  Year Ended March 31,
  1994....................                    1.73%         0.77%         75%        0.06            N/A
  1995....................                    1.08%         0.83%         82%        0.01            N/A
  1996....................                    0.95%         0.88%         56%         --             N/A
  1997....................                    0.95%         0.90%         62%        0.01        $0.0755
  Six Months Ended
   September 30, 1997 (Unaudited)             0.89%***      0.63%***      37%***      --          0.0694
  Trust Shares --
    (9/19/96*)
  Period Ended March 31,
   1997...................                    1.30%***      0.54%***      62%         --          0.0755
  Period Ended September
   30, 1997 (Unaudited)...                    1.25%***      0.47%***      37%***      --          0.0694
  SMALL CAP FUND -- (12/31/92*)
   (formerly Early Life Cycle Fund)
  Shares:
  Period Ended March 31,
   1993...................                    2.70%***      0.12%***       4%***    $0.01            N/A
  Year Ended March 31,
  1994....................                    1.15%        (0.25)%        20%        0.01            N/A
  1995....................                    1.04%        (0.23)%        42%        0.01            N/A
  1996....................                    0.98%        (0.17)%        38%        0.01            N/A
  1997....................                    1.02%        (0.26)%        55%        0.01        $0.0433
  Six Months Ended
   September 30, 1997 (Unaudited)             0.99%***     (0.35)%***     37%***      --          0.0515
  Trust Shares --
    (9/6/96*)
  Period Ended March 31,
   1997...................                    1.40%***     (0.87)%***     55%         --          0.0433
  Six Months Ended
   September 30, 1997 (Unaudited)             1.32%***     (0.67)%***     37%***      --          0.0515
  ENERGY AND NATURAL RESOURCES FUND --
    (12/31/92*)
  (formerly Long-Term
   Supply of Energy Fund)
  Period Ended March 31,
   1993...................                    7.03%***      1.69%***      --  ***   $0.05            N/A
  Year Ended March 31,
  1994....................                    2.03%         1.21%          6%        0.07            N/A
  1995....................                    1.35%         1.18%         31%        0.03            N/A
  1996....................                    1.09%         0.88%         43%        0.01            N/A
  1997....................                    0.98%         0.84%         87%         --         $0.0809
  Six Months Ended
   September 30, 1997 (Unaudited)             0.96%***      1.03%***      54%***      --          0.0826

  * Commencement of operations. **Not Annualized.  ***Annualized.
  + Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
 ++ Total return data for periods prior to March 31, 1997 does not reflect the sales load payable on purchases of shares. The sales load was eliminated effective February 14, 1997.
  # For fiscal years beginning on or after September 1, 1995 a fund is required to disclose the average commission rate per share it paid for portfolio trades, on which commissions were charged, during the period.

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
BLENDED EQUITY FUND
(FORMERLY EQUITY FUND)

                                                                       VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                         ------------

 COMMON STOCKS -- 97.21%
            FINANCIAL -- 23.26%
     15,000 Allstate Corp. ......................................   $  1,205,625
     19,000 American Express Co. ................................      1,555,625
     37,500 American International Group, Inc. ..................      3,869,531
    225,400 Associates First Capital Corp. ......................     14,031,150
     37,800 Bank of Boston Corp. ................................      3,342,938
     25,000 Barnett Banks of Florida, Inc. ......................      1,768,750
     20,000 Beneficial Corp. ....................................      1,523,750
     27,200 Citicorp.............................................      3,643,100
     20,000 First Union Corp. (North Carolina)...................      1,001,250
    170,000 Fleet Financial Group, Inc. .........................     11,145,625
     34,240 General Re Corp. ....................................      6,796,640
     30,000 Hospitality Properties Trust.........................      1,061,250
     90,500 MBIA, Inc. ..........................................     11,352,094
    302,076 Mellon Bank Corp. ...................................     16,538,661
    294,894 Morgan Stanley, Dean Witter, Discover and Co. .......     15,942,707
      4,000 Norwest Corp. .......................................        245,000
    240,000 State Street Boston Corp. ...........................     14,625,000
     35,100 Summit Bancorp (New Jersey)..........................      1,559,756
    300,000 United Asset Management Corp. .......................      8,606,250
    264,400 UNUM Corp. ..........................................     12,063,250
                                                                    ------------
                                                                     131,877,952
                                                                    ------------
            CONSUMER STAPLES -- 16.94%
    210,000 Abbott Laboratories..................................     13,426,875
      4,000 Air Products & Chemicals, Inc. ......................        331,750
    398,600 +Alliance Pharmaceutical Corp. ......................      4,733,375
     85,500 Coca-Cola Company....................................      5,210,157
     20,000 Conagra, Inc. .......................................      1,320,000
     22,000 CPC International, Inc. .............................      2,037,750
     22,105 CVS Corp. ...........................................      1,257,222
     36,610 +Forest Laboratories, Inc. ..........................      1,542,196
     64,100 Genzyme Corp. .......................................      1,906,975
     52,000 Gillette Co. ........................................      4,488,250
     61,700 +Healthsouth Corp. ..................................      1,646,619
    304,300 Johnson & Johnson....................................     17,535,287
      3,700 Lilly (Eli) & Co. ...................................        445,619
     32,500 Mattel, Inc. ........................................      1,076,563
     15,000 Novartis AG ADR......................................      1,151,643
     35,000 PepsiCo, Inc. .......................................      1,419,687
    289,800 Pfizer, Inc. ........................................     17,406,112
    159,300 Philip Morris Companies, Inc. .......................      6,620,907
     62,000 Procter & Gamble Co. ................................      4,281,875
    110,000 Schering-Plough Corp. ...............................      5,665,000
     40,500 Stewart Enterprises, Inc., Class A...................      1,766,812
     18,700 +Sylvan Learning Systems, Inc. ......................        818,125
                                                                    ------------
                                                                      96,088,799
                                                                    ------------

                                                                       VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                         ------------

 COMMON STOCKS -- (CONTINUED)
            TECHNOLOGY -- 16.16%
     15,000 +Advanced Lighting Technologies, Inc. ...............   $    397,500
     92,000 AMP, Inc. ...........................................      4,927,750
    151,570 +Cisco Systems, Inc. ................................     11,074,083
     17,500 +Compaq Computer Corp. ..............................      1,308,125
     10,000 Computer Associates International, Inc. .............        718,125
     10,000 Emerson Electric, Co. ...............................        576,250
    126,480 Hewlett-Packard Co. .................................      8,798,265
      3,300 Honeywell Corp. .....................................        221,719
    150,000 Intel Corp. .........................................     13,856,250
     37,000 International Business Machines Corp. ...............      3,919,687
     46,660 Lucent Technologies, Inc. ...........................      3,796,958
     84,620 +Microsoft Corp. ....................................     11,196,284
     13,000 Motorola, Inc. ......................................        934,375
    209,000 Tektronix, Inc. .....................................     14,094,437
     18,000 Nokia Corp., Class A, ADR............................      1,688,625
     10,000 Texas Instruments, Inc. .............................      1,351,250
    134,220 Tyco International Ltd. .............................     11,014,429
     23,500 +Unitrode Corp. .....................................      1,741,937
                                                                    ------------
                                                                      91,616,049
                                                                    ------------
            CONSUMER CYCLICAL -- 15.80%
     10,333 +Analog Devices, Inc. ...............................        346,155
     98,200 Centex Corp. ........................................      5,732,425
     25,000 Chevron Corp. .......................................      2,079,687
     40,000 Comcast Corp., Class A Special.......................      1,025,000
    105,000 Dayton Hudson Corp. .................................      6,293,438
     37,500 Fisher Scientific International......................      1,760,156
    200,000 Ford Motor Co. ......................................      9,050,000
     34,100 General Motors Corp. ................................      2,282,569
     25,000 +Globecomm Systems Inc. .............................        437,500
     28,100 Goodyear Tire and Rubber Co. ........................      1,931,875
    121,400 Heilig-Meyers Co. ...................................      1,866,525
    240,000 Houghton Mifflin Co. ................................      9,060,000
     17,700 Lowe's Cos., Inc. ...................................        688,088
     66,000 Luxottica Group S.p.A. ADR...........................      3,757,875
     19,000 Marriott International, Inc. ........................      1,350,187
    152,834 McDonald's Corp. ....................................      7,278,719
     40,000 Meredith Corp. ......................................      1,325,000
     17,000 New York Times Co., Class A..........................        892,500
    315,150 +O'Reilly Automotive, Inc. ..........................      7,090,875
     25,000 +Proffitt's, Inc. ...................................      1,481,250
     45,000 Reuters Holdings plc ADR.............................      3,206,250
     25,000 Sears, Roebuck & Co. ................................      1,423,438
     50,000 Time Warner, Inc. ...................................      2,709,375
     25,000 Tribune Co. .........................................      1,332,813
    250,000 Wal-Mart Stores, Inc. ...............................      9,156,250
     57,015 Walt Disney Co. .....................................      4,596,834
     37,800 Wiley (John) & Sons, Inc., Class A...................      1,448,213
                                                                    ------------
                                                                      89,602,997
                                                                    ------------

                       See Notes to Financial Statements.

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
BLENDED EQUITY FUND -- (CONTINUED)
(FORMERLY EQUITY FUND)

                                                                       VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                         ------------

 COMMON STOCKS -- (CONTINUED)
            CAPITAL GOODS -- 10.37%
     18,000 Allied Signal, Inc. .................................   $    765,000
     67,000 Boeing Co. ..........................................      3,647,313
     12,300 Case Corp. ..........................................        819,487
     13,300 Deere & Co. .........................................        714,875
     10,000 Dover Corp. .........................................        678,750
    311,000 General Electric Co. ................................     21,167,438
      7,400 Harsco Corp. ........................................        335,775
    275,266 Illinois Tool Works, Inc. ...........................     13,763,300
     30,000 +ITEQ, Inc. .........................................        414,375
     20,000 +Lear Corp. .........................................        985,000
    231,961 +Thermo Electron Corp. ..............................      9,278,440
      6,900 +Thermo Fibergen, Inc. ..............................         65,550
     65,000 +Thermo Fibergen, Inc., Rights.......................        203,125
      6,300 Thiokol Corp. .......................................        541,800
     10,000 +U.S.A. Waste Services, Inc. ........................        398,750
    144,300 Waste Management Inc. ...............................      5,041,481
                                                                    ------------
                                                                      58,820,459
                                                                    ------------
            ENERGY -- 7.80%
     41,800 Exxon Corp. .........................................      2,677,813
    110,103 Louisiana Land & Exploration Co. ....................      8,622,441
    234,000 Mobil Corp. .........................................     17,316,000
     18,000 +Newpark Resources, Inc. ............................        707,625
     66,000 Royal Dutch Petroleum Co. ...........................      3,663,000
     41,100 +United Meridian Corp. ..............................      1,510,425
    225,000 Unocal Corp. ........................................      9,731,250
                                                                    ------------
                                                                      44,228,554
                                                                    ------------
            UTILITIES -- 5.77%
     24,000 Ameritech Corp. .....................................      1,596,000
    113,924 AT&T Corp. ..........................................      5,048,257
     45,500 Bell Atlantic Corp. .................................      3,659,906
     57,500 Duke Energy Corp. ...................................      2,842,656
    115,000 Enron Corp. .........................................      4,427,500
     20,000 GTE Corp. ...........................................        907,500
     37,000 +LCI International, Inc. ............................        985,125
     80,000 +NEXTEL Communications, Inc., Class A................      2,300,000
    133,700 Southern Co. ........................................      3,016,606
     38,000 +Teleport Communications Group, Inc., Class A........      1,705,250
    116,400 Texas Utilities Co. .................................      4,190,400
     20,000 Westinghouse Electric Corp. .........................        541,250
     42,000 +Worldcom, Inc. .....................................      1,483,125
                                                                    ------------
                                                                      32,703,575
                                                                    ------------

                                                 VALUE
   SHARES                                       (NOTE 1)
 ----------                                   ------------

 COMMON STOCKS -- (CONTINUED)
            RAW/INTERMEDIATE
            MATERIALS -- 1.11%
     50,600 E.I. du Pont de Nemours &
            Co. ...........................   $  3,115,062
      5,100 Georgia Pacific Corp. .........        532,313
      7,000 Monsanto Co. ..................        273,000
      5,000 Pioneer Hi-Bred International,
            Inc. ..........................        455,000
     58,200 Sigma-Aldrich Corp. ...........      1,913,325
                                              ------------
                                                 6,288,700
                                              ------------
            TOTAL COMMON STOCKS (Cost
            $351,770,291)..................    551,227,085
                                              ------------
 CONVERTIBLE PREFERRED STOCKS -- 0.18%
            FINANCIAL -- 0.18%
     22,500 Sunamerica Inc. , Preferred
            Exchange $1.862
            (Cost $904,750)...................   1,032,187
                                              ------------
 PRINCIPAL
   AMOUNT
 ----------
 DEMAND NOTES -- 2.20%
 $2,480,000 Associates Corp. of North
            America Master Notes...........      2,480,000
  9,962,000 General Electric Co.
            Promissory Notes...............      9,962,000
                                              ------------
            TOTAL DEMAND NOTES
            (Cost $12,442,000).............     12,442,000
                                              ------------

TOTAL INVESTMENTS (Cost $365,117,041*)....................  99.59% $564,701,272
OTHER ASSETS AND LIABILITIES (NET)........................   0.41     2,336,162
                                                           ------  ------------
NET ASSETS................................................ 100.00% $567,037,434
                                                           ======  ============

--------
* For Federal tax purposes, the tax basis on investments aggregates
  $365,117,041.
+ Non-income producing security.
  ADR -- American Depositary Receipt.

                       See Notes to Financial Statements.

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
INCOME AND GROWTH FUND

                                                                       VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                         ------------

 COMMON STOCKS -- 71.71%
            CONSUMER CYCLICAL -- 16.71%
      3,495 Bayerische Motoren Werke AG..........................   $  2,968,870
     44,000 Electronic Data Systems Corp. .......................      1,562,000
     75,000 Herman Miller, Inc. .................................      4,012,500
     50,000 Luxottica Group S.p.A. ADR...........................      2,846,875
     75,000 McDonald's Corp. ....................................      3,571,875
    180,000 ServiceMaster Ltd. Partnership.......................      5,141,250
    125,000 Smart & Final, Inc. .................................      2,984,375
     90,000 Wiley (John) & Sons, Inc., Class A...................      3,448,125
                                                                    ------------
                                                                      26,535,870
                                                                    ------------
            FINANCIAL -- 11.93%
     32,625 American International Group, Inc. ..................      3,366,492
     12,000 General Re Corp. ....................................      2,382,000
     25,000 Household International, Inc. .......................      2,829,687
     95,000 IPC Holdings Ltd. ...................................      2,790,625
     60,000 Morgan Stanley, Dean Witter, Discover and Co. .......      3,243,750
     85,000 Mutual Risk Management Ltd. .........................      4,319,063
                                                                    ------------
                                                                      18,931,617
                                                                    ------------
            CONSUMER STAPLES -- 9.45%
    100,000 +Carriage Services, Inc. ............................      1,725,000
     35,000 Gillette Co. ........................................      3,020,937
     60,000 Johnson & Johnson....................................      3,457,500
     75,000 Novo-Nordisk A.S., ADR...............................      4,167,188
     35,000 WM. Wrigley Jr. Co. .................................      2,635,938
                                                                    ------------
                                                                      15,006,563
                                                                    ------------
            ENERGY -- 8.00%
     44,000 Exxon Corp. .........................................      2,818,750
     41,000 Norsk Hydro A.S., ADR................................      2,452,313
     50,000 +SEACOR Holdings, Inc. ..............................      3,100,000
     65,000 +Transmontaigne Oil Co. .............................      1,202,500
     85,000 +United Meridian Corp. ..............................      3,123,750
                                                                    ------------
                                                                      12,697,313
                                                                    ------------
            RAW/INTERMEDIATE
            MATERIALS -- 6.98%
     51,000 Nucor Corp. .........................................      2,687,063
    100,000 Pall Corp. ..........................................      2,156,250
     42,000 Pioneer Hi-Bred International, Inc. .................      3,822,000
    120,000 Worthington Industries, Inc. ........................      2,422,500
                                                                    ------------
                                                                      11,087,813
                                                                    ------------
            TECHNOLOGY -- 6.41%
    120,000 +Analog Devices, Inc. ...............................      4,020,000
    266,000 +Interleaf, Inc. ....................................        764,750
     85,500 +SDL, Inc. ..........................................      1,688,625
     50,000 +Unitrode Corp. .....................................      3,706,250
                                                                    ------------
                                                                      10,179,625
                                                                    ------------

                                                                      VALUE
   SHARES                                                            (NOTE 1)
 ----------                                                        ------------

 COMMON STOCKS -- (CONTINUED)
            UTILITIES -- 5.86%
     90,000 +AES Corp. .........................................   $  3,937,500
    100,000 +NEXTEL Communications, Inc., Class A...............      2,875,000
     90,000 UGI Corp. ..........................................      2,486,250
                                                                   ------------
                                                                      9,298,750
                                                                   ------------
            CAPITAL GOODS -- 4.35%
     52,000 Dover Corp. ........................................      3,529,500
     40,000 Raychem Corp. ......................................      3,380,000
                                                                   ------------
                                                                      6,909,500
                                                                   ------------
            TRANSPORTATION -- 2.02%
     40,000 +Federal Express Corp. .............................      3,200,000
                                                                   ------------
            TOTAL COMMON STOCKS (Cost $64,555,042)..............    113,847,051
                                                                   ------------
 CONVERTIBLE PREFERRED STOCKS -- 6.08%
            FINANCIAL -- 3.94%
    325,000 Capstead Mortgage Corp.,
            Series B, Preferred
            Exchange $1.26......................................      6,256,250
                                                                   ------------
            ENERGY -- 2.14%
     80,000 Callon Petroleum Co.,
            Series A, Preferred
            Exchange $2.125.....................................      3,390,000
                                                                   ------------
            TOTAL CONVERTIBLE PREFERRED STOCKS
            (Cost $6,484,259)...................................      9,646,250
                                                                   ------------
 PRINCIPAL
   AMOUNT
 ----------
 CORPORATE BONDS -- 4.01%
            MATERIALS -- 1.38%
 $2,000,000 Fort Howard Sr. Notes,
            9.25%, 03/15/01.....................................      2,190,000
                                                                   ------------
            TELECOMMUNICATIONS -- 1.32%
  2,000,000 ++Comcast Cellular,
            9.50%, 05/01/07.....................................      2,090,000
                                                                   ------------
            ENERGY -- 1.31%
  2,000,000 Vintage Petro Sr. Sub-Notes, 9.00%, 12/15/05........      2,085,000
                                                                   ------------
            TOTAL CORPORATE BONDS (Cost $6,109,118).............      6,365,000
                                                                   ------------
 U.S. GOVERNMENT OBLIGATIONS -- 5.36%
  5,000,000 U.S. Treasury Bond
            7.625%, 02/15/07....................................      5,271,880
  3,000,000 U.S. Treasury Bond
            7.125%, 02/15/23....................................      3,234,375
                                                                   ------------
            TOTAL U.S. GOVERNMENT OBLIGATIONS
            (Cost $8,236,136)...................................      8,506,255
                                                                   ------------

                       See Notes to Financial Statements.

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
INCOME AND GROWTH FUND -- (CONTINUED)

 PRINCIPAL                                                             VALUE
   AMOUNT                                                             (NOTE 1)
 ----------                                                         ------------

 CONVERTIBLE BONDS -- (CONTINUED) -- 10.32%
            TECHNOLOGY -- 7.18%
 $4,024,000 Kollmorgen Corp.,
            Sub-Debenture,
            8.75%, 05/01/09......................................   $  4,114,540
  4,959,000 Network Equipment Technologies, Inc.,
            Sub-Debenture,
            7.25%, 05/15/14......................................      4,649,062
  2,500,000 VLSI Technology,
            8.25%, 10/01/05......................................      2,634,375
                                                                    ------------
                                                                      11,397,977
                                                                    ------------
            CONSUMER STAPLES -- 2.05%
  3,400,000 Novacare, Inc.,
            Sub-Debenture,
            5.50%, 01/15/00......................................      3,259,750
                                                                    ------------
            TRANSPORTATION -- 1.09%
  2,800,000 World Corp., Inc.,
            7.00%, 05/15/04......................................      1,729,000
                                                                    ------------
            TOTAL CONVERTIBLE BONDS (Cost $15,401,895)...........     16,386,727
                                                                    ------------
 DEMAND NOTES -- 2.63%
  1,910,000 Associates Corp. of North America Master Notes.......      1,910,000
  2,259,000 General Electric Co. Promissory Notes................      2,259,000
                                                                    ------------
            TOTAL DEMAND NOTES (Cost $4,169,000).................      4,169,000
                                                                    ------------

TOTAL INVESTMENTS (Cost $104,955,450*).................... 100.11% $158,920,283
OTHER ASSETS AND LIABILITIES (NET)........................  (0.11)     (170,516)
                                                           ------  ------------
NET ASSETS................................................ 100.00% $158,749,767
                                                           ======  ============

--------
 * For Federal tax purposes, the tax basis of investments aggregates
   $104,955,450.
 + Non-income producing security.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1997 these securities amounted to $2,090,000, or 1.32% of net assets.
   ADR -- American Depositary Receipt.

                       See Notes to Financial Statements.

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
VALUE AND RESTRUCTURING FUND
(FORMERLY BUSINESS AND INDUSTRIAL RESTRUCTURING FUND)

                                                                       VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                         ------------

 COMMON STOCKS -- 94.41%
            TECHNOLOGY -- 21.44%
     93,000 Alcatel Alsthom ADR..................................   $  2,470,313
     28,000 Amgen, Inc. .........................................      1,340,500
     92,000 +Bell & Howell Holdings Co. .........................      2,984,250
     36,000 Computer Associates International, Inc. .............      2,585,250
    130,000 Frontier Corp. ......................................      2,990,000
    195,000 +Informix Corp. .....................................      1,365,000
     34,000 International Business Machines Corp. ...............      3,601,875
     50,000 Motorola, Inc. ......................................      3,593,750
     40,000 Nokia Corp., Class A, ADR............................      3,752,500
    100,000 +PairGain Technologies, Inc. ........................      2,843,750
    140,000 +Phoenix Technologies Ltd. ..........................      2,065,000
     70,000 +Plantronics, Inc. ..................................      2,642,500
    111,000 +Smallworldwide plc ADR..............................      2,275,500
     37,000 Texas Instruments, Inc. .............................      4,999,625
     37,000 Thiokol Corp. .......................................      3,182,000
    160,000 +Unisys Corp. .......................................      2,450,000
                                                                    ------------
                                                                      45,141,813
                                                                    ------------
            FINANCIAL -- 21.10%
     30,000 +American Capital Strategies, Ltd. ..................        588,750
    115,000 +Amerin Corp. .......................................      3,284,687
     35,500 Amvesco plc ADR......................................      2,396,250
     46,000 Aon Corp. ...........................................      2,432,250
     30,000 Associates First Capital Corp. ......................      1,867,500
    158,250 +Bank Plus Corp. ....................................      2,017,687
     26,000 Chase Manhattan Corp. ...............................      3,068,000
     45,000 Donaldson, Lufkin & Jenrette, Inc. ..................      3,220,313
     65,000 Everest Re Holdings, Inc. ...........................      2,665,000
     63,000 Fannie Mae ..........................................      2,961,000
     62,000 FBL Financial Group, Inc., Class A...................      2,294,000
     90,000 +ITLA Capital Corp. .................................      1,800,000
     55,000 Mellon Bank Corp. ...................................      3,011,250
     46,000 Mid Ocean Ltd. ......................................      2,915,250
     22,000 Morgan (J.P.) & Co., Inc. ...........................      2,499,750
     49,000 PNC Bank Corp. ......................................      2,391,813
    145,539 Prime Retail, Inc. ..................................      2,274,047
     40,000 Travelers Group, Inc. ...............................      2,730,000
                                                                    ------------
                                                                      44,417,547
                                                                    ------------
            CONSUMER STAPLES -- 17.85%
     50,000 +Amerisource Health Corp., Class A...................      2,921,875
     53,000 Avon Products, Inc. .................................      3,286,000
     41,000 Bristol-Myers Squibb Co. ............................      3,392,750
     25,000 CPC International, Inc. .............................      2,315,625
     46,000 Eastman Kodak Co. ...................................      2,987,125
     89,375 Fort James Corp. ....................................      4,094,492
     36,000 General Mills, Inc. .................................      2,481,750
    149,500 +MAPICS, Inc. .......................................      1,906,125

                                                                       VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                         ------------

 COMMON STOCKS -- (CONTINUED)
            CONSUMER STAPLES -- (CONTINUED)
     78,000 Philip Morris Companies, Inc. .......................   $  3,241,875
     84,500 +Suiza Foods Corp. ..................................      4,351,750
     76,000 Sunbeam Corp. .......................................      3,372,500
     24,000 Warner Lambert Co. ..................................      3,238,500
                                                                    ------------
                                                                      37,590,367
                                                                    ------------
            CONSUMER CYCLICAL -- 12.04%
    100,000 +Data Documents, Inc. ...............................      2,100,000
     68,000 Ford Motor Co. ......................................      3,077,000
     46,000 General Motors Corp. ................................      3,079,125
     60,000 Ispat International N.V.--New York Shares............      1,717,500
     60,000 Olin Corp. ..........................................      2,808,750
     80,000 +Outdoor Systems, Inc. ..............................      2,100,000
     75,000 TV Azteca, S.A. .....................................      1,687,500
     40,000 +Ugly Duckling Corp. ................................        610,000
    103,000 Viad Corp. ..........................................      1,963,437
    105,000 Westinghouse Electric Corp. .........................      2,841,563
     40,000 XEROX Corp. .........................................      3,367,500
                                                                    ------------
                                                                      25,352,375
                                                                    ------------
            CAPITAL GOODS -- 7.69%
     65,000 Allied Signal, Inc. .................................      2,762,500
     58,000 +American Standard Cos., Inc. .......................      2,327,250
     56,000 Boeing Co. ..........................................      3,048,500
    124,000 Chicago Bridge & Iron Co., N.V. -- New York Shares...      2,573,000
    100,000 +Coltec Industries, Inc. ............................      2,162,500
     58,000 Metals USA, Inc. ....................................        895,375
     30,000 United Technologies Corp. ...........................      2,430,000
                                                                    ------------
                                                                      16,199,125
                                                                    ------------
            ENERGY -- 6.83%
     40,000 Mobil Corp. .........................................      2,960,000
    111,000 +Nabors Industries, Inc. ............................      4,322,063
     64,000 +Ocean Energy, Inc. .................................      4,416,000
     73,000 YPF S.A. ADR.........................................      2,691,875
                                                                    ------------
                                                                      14,389,938
                                                                    ------------
            TRANSPORTATION -- 4.37%
     77,000 +Coach USA, Inc. ....................................      2,314,812
     90,000 +Hvide Marine, Inc., Class A.........................      2,868,750
    130,000 +Kitty Hawk, Inc. ...................................      2,421,250
    121,000 +Trailer Bridge, Inc. ...............................      1,588,125
                                                                    ------------
                                                                       9,192,937
                                                                    ------------
            RAW/INTERMEDIATE MATERIALS -- 3.09%
     60,000 Cambrex Corp. .......................................      2,797,500
    125,000 +PalEx, Inc. ........................................      1,875,000
     25,000 W.R. Grace & Co. ....................................      1,840,625
                                                                    ------------
                                                                       6,513,125
                                                                    ------------
            TOTAL COMMON STOCKS (Cost $125,267,146)..............    198,797,227
                                                                    ------------

                       See Notes to Financial Statements.

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
VALUE AND RESTRUCTURING FUND -- (CONTINUED)
(FORMERLY BUSINESS AND INDUSTRIAL RESTRUCTURING FUND)

                                                                      VALUE
   SHARES                                                            (NOTE 1)
 ----------                                                        ------------

 CONVERTIBLE PREFERRED STOCKS -- 1.83%
            CONSUMER CYCLICAL -- 1.11%
     40,000 Kmart Financing, Inc.,
            Preferred Exchange $3.88............................   $  2,340,000
            TECHNOLOGY -- 0.72%
     45,000 ++Intermedia Communications, Series D,
            Preferred, Exchange, 7.00%..........................      1,513,125
                                                                   ------------
            TOTAL CONVERTIBLE PREFERRED STOCKS
            (Cost $3,185,593)...................................      3,853,125
                                                                   ------------
 PRINCIPAL
   AMOUNT
 ----------
 DEMAND NOTES -- 2.83%
 $2,809,000 Associates Corp. of North America Master Notes......      2,809,000
  3,143,000 General Electric Co. Promissory Notes...............      3,143,000
                                                                   ------------
            TOTAL DEMAND NOTES (Cost $5,952,000)................      5,952,000
                                                                   ------------

TOTAL INVESTMENTS
(Cost $134,404,739*)......................................  99.07% $208,602,352
OTHER ASSETS AND LIABILITIES (NET)........................   0.93     1,970,600
                                                           ------  ------------
NET ASSETS................................................ 100.00% $210,572,952
                                                           ======  ============

--------
*  For Federal tax purposes, the tax basis of investments aggregates
   $134,404,739.
+  Non-income producing security.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1997 these securities amounted to $1,513,125, or 0.72% of net assets.
   ADR -- American Depositary Receipt.

                       See Notes to Financial Statements.

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
SMALL CAP FUND
(FORMERLY EARLY LIFE CYCLE FUND)

                                                                 VALUE
   SHARES                                                      (NOTE 1)
 ----------                                                   -----------

 COMMON STOCKS -- 89.95%
            CAPITAL GOODS -- 17.55%
     48,700 +BE Aerospace, Inc. ...........................   $ 1,753,200
     75,000 Juno Lighting, Inc. ...........................     1,284,375
     52,500 Lindsay Manufacturing Co. .....................     2,231,250
    100,000 +Morrison Knudsen Corp. .......................     1,212,500
     53,000 Teleflex, Inc. ................................     1,835,125
     70,000 +Thermedics, Inc. .............................     1,321,250
     25,500 Thiokol Corp. .................................     2,193,000
                                                              -----------
                                                               11,830,700
                                                              -----------
            TECHNOLOGY -- 18.57%
     60,000 +Asyst Technologies, Inc. .....................     2,647,500
     10,000 +Cisco Systems, Inc. ..........................       730,625
     30,000 First Data Corp. ..............................     1,126,875
     35,000 +Glenayre Technologies, Inc. ..................       584,063
     43,000 +Informix Corp. ...............................       301,000
    295,200 +Interleaf, Inc. ..............................       848,700
     26,100 +MICROS Systems, Inc. .........................     1,295,212
     50,000 +Perceptron, Inc. .............................     1,493,750
    110,000 +Phoenix Technologies Ltd. ....................     1,622,500
     75,000 +Premenos Technology Corp. ....................     1,078,125
     40,000 +SDL, Inc. ....................................       790,000
                                                              -----------
                                                               12,518,350
                                                              -----------
            CONSUMER CYCLICAL -- 15.86%
     20,000 Danaher Corp. .................................     1,160,000
     22,500 Fair Isaac & Co., Inc. ........................       995,625
     50,000 +Global Motorsport Group Inc. .................       800,000
     56,250 +Paxar Corp. ..................................     1,107,422
     42,000 RDO Equipment Co., Class A.....................       966,000
     60,000 +Recovery Engineering, Inc. ...................     1,635,000
     80,000 +Renters Choice, Inc. .........................     1,800,000
     60,000 +Scientific Games Holdings Corp. ..............     1,305,000
     22,500 +WestPoint Stevens, Inc. ......................       922,500
                                                              -----------
                                                               10,691,547
                                                              -----------
            FINANCIAL -- 12.86%
     80,000 +Americredit Corp. ............................     2,280,000
     45,000 Cullen/Frost Bankers, Inc. ....................     2,131,875
     50,000 First American Corp. (Tennessee)..................  2,443,750
     35,000 Sirrom Capital Corp. ..........................     1,815,625
                                                              -----------
                                                                8,671,250
                                                              -----------
            TELECOMMUNICATION -- 6.99%
     78,700 +Allen Telecom, Inc. ..........................     2,242,950
     55,000 +Teleport Communications Group, Inc., Class A..     2,468,125
                                                              -----------
                                                                4,711,075
                                                              -----------

                                                  VALUE
   SHARES                                       (NOTE 1)
 ----------                                    -----------

 COMMON STOCKS (CONTINUED)
            ENERGY -- 6.61%
     70,000 +Seagull Energy Corp. ..........   $ 1,785,000
     60,000 +TETRA Technologies, Inc. ......     1,387,500
     35,000 +United Meridian Corp. .........     1,286,250
                                               -----------
                                                 4,458,750
                                               -----------
            CONSUMER STAPLES -- 4.96%
     10,000 Novo-Nordisk A.S., ADR..........       555,625
    170,000 +Pepsi-Cola Puerto Rico Bottling
            Co., Class B....................     1,179,375
     14,000 +Pharmacopeia, Inc. ............       315,000
     30,000 +Respironics, Inc. .............       825,000
     30,000 +Sunrise Medical, Inc. .........       468,750
                                               -----------
                                                 3,343,750
                                               -----------
            TRANSPORTATION -- 3.73%
     69,000 Air Express International
            Corp. ..........................     2,509,875
                                               -----------
            UTILITIES--1.95%
     30,000 +AES Corp. .....................     1,312,500
                                               -----------
            RAW/INTERMEDIATE MATERIALS --
             0.87%
     25,000 +Steel Dynamics, Inc. ..........       589,062
                                               -----------
            TOTAL COMMON STOCKS (Cost
            $43,447,089)....................... 60,636,859
                                               -----------
 PRINCIPAL
   AMOUNT
 ----------
 DEMAND NOTES -- 7.87%
 $1,773,000 Associates Corp. of North
            America Master Notes............     1,773,000
  3,532,300 General Electric Co. Promissory
            Notes...........................     3,532,300
                                               -----------
            TOTAL DEMAND NOTES
            (Cost $5,305,300)..................  5,305,300
                                               -----------

TOTAL INVESTMENTS
(Cost $48,752,389*).........................................  97.82% $65,942,159
OTHER ASSETS AND
LIABILITIES (NET)...........................................   2.18    1,472,279
                                                             ------  -----------
NET ASSETS.................................................. 100.00% $67,414,438
                                                             ======  ===========

--------
* For federal tax purposes, the tax basis of investments aggregates
  $48,752,389.
+ Non-income producing security.

                       See Notes to Financial Statements.

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)
ENERGY AND NATURAL RESOURCES FUND
(FORMERLY LONG-TERM SUPPLY OF ENERGY FUND)

                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------

 COMMON STOCKS -- 93.82%
            ENERGY -- 88.27%
     20,000 Amoco Corp. ..........................................   $ 1,927,500
     15,000 Anadarko Petroleum Corp. .............................     1,077,187
     13,000 +Atwood Oceanics, Inc. ...............................     1,464,125
      8,000 +BJ Services Co. .....................................       594,000
     28,000 British Petroleum Company plc ADR.....................     2,542,750
     12,000 Chevron Corp. ........................................       998,250
     10,000 Coflexip, S.A. .......................................       560,000
     10,000 +Cooper Cameron Corp. ................................       718,125
     20,000 Diamond Offshore Drilling, Inc. ......................     1,103,750
     20,888 Duke Energy Corp. ....................................     1,032,650
     30,700 Eagle Geophysical, Inc. ..............................       606,325
     20,000 ENI S.p.A. ADR........................................     1,256,250
     42,000 Exxon Corp. ..........................................     2,690,625
     46,000 +Falcon Drilling Company, Inc. .......................     1,624,375
     25,000 +J. Ray McDermott, S.A. ..............................     1,225,000
     11,000 Louisiana Land & Exploration Co. .....................       861,438
     30,000 Mobil Corp. ..........................................     2,220,000
     28,800 +Nabors Industries, Inc. .............................     1,121,400
     20,000 +Noble Drilling Corp. ................................       645,000
     21,000 +Ocean Energy, Inc. ..................................     1,449,000
     15,000 +Patterson Energy, Inc. ..............................       785,625
     20,000 +Precision Drilling Corp. ............................     1,277,500
     46,000 Royal Dutch Petroleum Co. ............................     2,553,000
     14,000 Santa Fe International Corp. .........................       651,000
     18,000 Schlumberger Ltd. ....................................     1,515,375
     14,000 +SEACOR Holdings, Inc. ...............................       868,000
     20,000 +TETRA Technologies, Inc. ............................       462,500
     20,000 Texaco, Inc. .........................................     1,228,750
     30,000 Tosco Corp. ..........................................     1,044,375
     16,500 Total S.A. ADR........................................       945,656
     20,000 +Transmontaigne Oil Co. ..............................       370,000
     35,000 +United Meridian Corp. ...............................     1,286,250
     20,000 Unocal Corp. .........................................       865,000
     35,000 USX-Marathon Group, Inc. .............................     1,301,563
      6,800 +UTI Energy Corp. ....................................       280,925
     12,000 +Weatherford Enterra, Inc. ...........................       639,750
     12,000 +Western Atlas, Inc. .................................     1,056,000
                                                                     -----------
                                                                      42,849,019
                                                                     -----------
            UTILITIES -- 3.61%
     40,000 +AES Corp. ...........................................     1,750,000
                                                                     -----------

                                                                        VALUE
   SHARES                                                             (NOTE 1)
 ----------                                                          -----------

 COMMON STOCKS (CONTINUED)
            RAW/INTERMEDIATE MATERIALS -- 1.94%
     12,000 Potash Corp. of Saskatchewan, Inc. ...................   $   942,000
                                                                     -----------
            TOTAL COMMON STOCKS
            (Cost $29,636,651)....................................    45,541,019
                                                                     -----------
 PRINCIPAL
   AMOUNT
 ----------
 DEMAND NOTES -- 6.74%
 $1,323,000 Associates Corp. of North America Master Notes........     1,323,000
  1,950,000 General Electric Co. Promissory Notes.................     1,950,000
                                                                     -----------
            TOTAL DEMAND NOTES
            (Cost $3,273,000).....................................     3,273,000
                                                                     -----------

TOTAL INVESTMENTS
(Cost $32,909,651*)........................................ 100.56% $48,814,019
OTHER ASSETS AND
LIABILITIES (NET)..........................................  (0.56)    (271,321)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $48,542,698
                                                            ======  ===========

--------
* For Federal tax purposes, the tax basis of investments aggregates
  $32,909,651.
+ Non-income producing security.
  ADR -- American Depositary Receipt.

                      See Notes to Financial Statements.

                             EXCELSIOR FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES:

  Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

  Excelsior Fund currently offers shares in seventeen managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for the Blended Equity Fund (formerly Equity Fund), Income and Growth Fund, Value and Restructuring Fund (formerly Business and Industrial Restructuring Fund), Small Cap Fund (formerly Early Life Cycle Fund), Energy and Natural Resources Fund (formerly Long-Term Supply of Energy Fund) (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by Excelsior Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The financial statements for the remaining portfolios of Excelsior Fund and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") are presented separately.

  (A) PORTFOLIO VALUATION:

    Investments in securities that are traded on a recognized stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded over-the-counter are valued each business day on the basis of the closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded. Securities for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by Excelsior Fund's Board of Directors. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

    Forward foreign currency exchange contracts: The Portfolios' participation in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Portfolio generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

  (B) SECURITY TRANSACTIONS AND INVESTMENT INCOME:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

  (C) REPURCHASE AGREEMENTS:

    Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price.

    If the value of the underlying security, falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    Dividends from net investment income are declared and paid quarterly. Net realized capital gains are distributed to shareholders at least annually.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, partnership income, deferral of losses on wash sales and post-October losses.

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (E) FEDERAL TAXES:

    It is the policy of Excelsior Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At September 30, 1997, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value is as follows:

                                                                     NET
                                     TAX BASIS     TAX BASIS      UNREALIZED
                                     UNREALIZED    UNREALIZED    APPRECIATION
                                    APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                    ------------ -------------- --------------
   Blended Equity Fund............. $200,957,175  $(1,372,944)   $199,584,231
   Income and Growth Fund..........   55,865,952   (1,901,119)     53,964,833
   Value and Restructuring Fund ...   75,267,254   (1,069,641)     74,197,613
   Small Cap Fund..................   19,958,494   (2,768,724)     17,189,770
   Energy and Natural Resources
    Fund...........................   15,968,780      (64,412)     15,904,368

  (F) EXPENSE ALLOCATION:

    Expenses directly attributable to a Portfolio or a class of shares in such Portfolio are charged to that Portfolio or such share class. Other expenses are allocated to the respective Portfolios based on average net assets.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE, DISTRIBUTION EXPENSES AND RELATED PARTY TRANSACTIONS:

  United States Trust Company of New York ("U.S. Trust NY ") and U.S. Trust Company of Connecticut ("U.S. Trust CT" and, collectively with U.S. Trust NY, "U.S. Trust") serve as the investment advisers to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of 0.75% of the average daily net assets of the Blended Equity Fund and Income and Growth Fund, and 0.60% of the average daily net assets of the Value and Restructuring Fund, Small Cap Fund and Energy and Natural Resources Fund. Prior to May 15, 1997, U.S. Trust NY served as the Portfolios' investment advisor pursuant to investment advisory agreements substantially similar to those currently in effect for the Portfolios. U.S. Trust NY and U.S. Trust CT are wholly-owned subsidiaries of U.S. Trust Corporation, a registered bank holding Company.

  U.S. Trust CT, Chase Global Funds Services Company ("CGFSC"), a subsidiary of The Chase Manhattan Bank and Federated Administrative Services ("FAS") (collectively, the "Administrators") provide administrative services to Excelsior Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust) all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. Prior to May 15, 1997, U.S. Trust NY, CGFSC and FAS served as the Portfolios' administrators pursuant to an administration agreement substantially similar to the one currently in effect for the Portfolios. For the six months ended September 30, 1997, Administration fees charged by U.S. Trust were as follows:

Blended Equity Fund.................................................... $48,674
Income and Growth Fund.................................................  19,337
Value and Restructuring Fund...........................................  21,014
Small Cap Fund.........................................................   6,993
Energy and Natural Resources Fund......................................   5,166

  From time to time, as they may deem appropriate in their sole discretion, or pursuant to applicable state expense limitations, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. In addition, until further notice to Excelsior Fund, U.S. Trust intends to voluntarily waive fees to the extent necessary for each of Value and Restructuring Fund, Small Cap Fund and Energy and Natural Resources Fund to maintain an annual expense ratio of not more than 0.99%. For the six months ended September 30, 1997, U.S. Trust waived fees of $11,438 for the Blended Equity Fund in association with the reorganization.

  Excelsior Fund has also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Until further notice to Excelsior Fund, U.S. Trust and the Administrators have voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to administrative service fees payable by that Portfolio. For the six months ended September 30, 1997, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as follows:

                                                           U.S.
                                                           TRUST  ADMINISTRATORS
                                                          ------- --------------
Blended Equity Fund...................................... $69,172      $328
Income and Growth Fund...................................  44,814       213
Value and Restructuring Fund.............................  26,976       619
Small Cap Fund...........................................  12,498        35
Energy and Natural Resources Fund........................   5,818       244

  Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, serves as the sponsor and distributor of Excelsior Fund. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

  Under Excelsior Fund's Distribution Plan, adopted pursuant to Rule 12b-1 under the 1940 Act, the Trust Shares of each Portfolio bear the expense of distribution fees at the maximum annual rate of 0.75% of the average daily net asset value of the Portfolio's outstanding Trust Shares. Trust Shares of each Portfolio currently bear the expense of such distribution fees at the annual rate of 0.35% of the average daily net asset value of the Portfolio's outstanding Trust Shares. As of August 1, 1997 Trust Shares are no longer offered.

  Each Director of Excelsior Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000.

  For the six months ended September 30, 1997, brokerage commissions on investment transactions paid to UST Securities Corp. were as follows:

     Value and Restructuring Fund...................................... $18,297
     Energy and Natural Resources Fund.................................     630

  UST Securities Corp. is a wholly-owned subsidiary of U.S. Trust Company of New Jersey which is a wholly-owned subsidiary of U.S. Trust Corporation.

3. PURCHASES AND SALES OF SECURITIES:

  For the six months ended September 30, 1997, purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                                         PURCHASES     SALES
                                                        ----------- -----------
Blended Equity Fund.................................... $37,589,071 $47,014,985
Income and Growth Fund.................................  25,630,686  26,946,431
Value and Restructuring Fund...........................  58,228,876  29,900,729
Small Cap Fund.........................................   9,780,801  18,763,287
Energy and Natural Resources Fund......................  13,753,559  10,150,537

4. COMMON STOCK:

  Excelsior Fund currently has authorized capital of 35 billion shares of Common Stock representing interests in one of seventeen separate investment portfolios. Authorized capital currently offered for each Portfolio is as follows: 375 million shares each of the Blended Equity and Income and Growth Funds and 500 million shares each of the Value and Restructuring Fund, Small Cap Fund and Energy and Natural Resources Fund. As of August 1, 1997 Trust Shares are no longer offered.

  Each share has a par value of $.001, and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors.

                               BLENDED EQUITY FUND (FORMERLY EQUITY FUND)
                         ----------------------------------------------------------
                              SIX MONTHS ENDED                 YEAR ENDED
                                  09/30/97                      03/31/97
                         ----------------------------  ----------------------------
                            SHARES         AMOUNT         SHARES         AMOUNT
                         ------------- --------------  ------------- --------------
Sold:
  Shares................      958,933  $   31,091,380     2,986,879  $   76,672,109
  Trust Shares..........          418             --          3,154          84,440
Issued in connection
 with reorganization
 (Note 6)
  Shares................    5,809,320     118,382,388           --              --
Contributions in-kind...          --              --      3,211,246      79,831,593
Issued as reinvestment
 of dividends
  Shares................       14,524         403,612       195,908       5,042,100
  Trust Shares..........            5             146             5             129
Redeemed
  Shares................   (1,371,101)    (41,323,154)   (2,218,612)    (57,053,673)
  Trust Shares..........         (117)         (3,565)          (15)           (534)
                         ------------  --------------  ------------  --------------
Net Increase............    5,411,982  $  108,550,807     4,178,565  $  104,576,164
                         ============  ==============  ============  ==============
                                         INCOME AND GROWTH FUND
                         ----------------------------------------------------------
                              SIX MONTHS ENDED                 YEAR ENDED
                                  09/30/97                      03/31/97
                         ----------------------------  ----------------------------
                            SHARES         AMOUNT         SHARES         AMOUNT
                         ------------- --------------  ------------- --------------
Sold....................      601,573  $   10,255,995     1,397,170  $   21,067,243
Issued as reinvestment
 of dividends...........       28,765         476,984       175,558       2,635,563
Redeemed................     (861,163)    (14,956,651)   (1,688,433)    (25,386,111)
                         ------------  --------------  ------------  --------------
Net Decrease............     (230,825) $   (4,223,672)     (115,705) $   (1,683,305)
                         ============  ==============  ============  ==============
                                      VALUE AND RESTRUCTURING FUND
                          (FORMERLY BUSINESS AND INDUSTRIAL RESTRUCTURING FUND)
                         ----------------------------------------------------------
                              SIX MONTHS ENDED                 YEAR ENDED
                                  09/30/97                      03/31/97
                         ----------------------------  ----------------------------
                            SHARES         AMOUNT         SHARES         AMOUNT
                         ------------- --------------  ------------- --------------
Sold:
  Shares................    2,446,223  $   47,169,693     3,573,877  $   54,756,284
  Trust Shares..........          --              --          3,212          47,503
Issued as reinvestment
 of dividends:
  Shares................        3,066          52,296        23,121         351,922
  Trust Shares..........            3              58            54             835
Redeemed:
  Shares................     (578,903)    (10,648,753)   (1,090,887)    (16,823,462)
  Trust Shares..........       (3,267)        (61,583)           (2)            (27)
                         ------------  --------------  ------------  --------------
Net Increase............    1,867,122  $   36,511,711     2,509,375  $   38,333,055
                         ============  ==============  ============  ==============

                                           SMALL CAP FUND
                                  (FORMERLY EARLY LIFE CYCLE FUND)
                           --------------------------------------------------
                              SIX MONTHS ENDED             YEAR ENDED
                                  09/30/97                  03/31/97
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold:
  Shares..................    790,999  $  8,779,717   1,632,860  $ 17,229,638
  Trust Shares............        895         9,076         934         9,231
Contributions in-kind.....        --            --      873,834    10,267,561
Issued as reinvestment of
 dividends:
  Shares..................        --            --       36,989       400,554
  Trust Shares............        --            --           10            97
Redeemed:
  Shares.................. (1,324,848)  (12,155,139) (3,753,354)  (37,413,560)
  Trust Shares............       (316)       (3,546)        (30)         (294)
                           ----------  ------------  ----------  ------------
Net Decrease..............   (533,270) $ (3,369,892) (1,208,757) $ (9,506,773)
                           ==========  ============  ==========  ============
                                  ENERGY AND NATURAL RESOURCES FUND
                             (FORMERLY LONG-TERM SUPPLY OF ENERGY FUND)
                           --------------------------------------------------
                              SIX MONTHS ENDED             YEAR ENDED
                                  09/30/97                  03/31/97
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold......................    646,127  $  7,890,349   1,183,409  $ 13,166,360
Issued as reinvestment of
 dividends................      1,430        17,436      14,801       166,314
Redeemed..................   (342,236)   (4,162,772)   (635,829)   (6,996,595)
                           ----------  ------------  ----------  ------------
Net Increase..............    305,321  $  3,745,013     562,381  $  6,336,079
                           ==========  ============  ==========  ============

5. ORGANIZATION COSTS:

  Excelsior Fund has borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

6. PLAN OF REORGANIZATION:

  On August 18, 1997, shareholders approved a Plan of Reorganization (see Note
7) transfering all of the assets and liabilities of Aging of America Fund, Communication and Entertainment Fund, Environmentally-Related Products and Services Fund, Global Competitors Fund, and Productivity Enhancers Fund (the "Transferor Funds") to the Blended Equity Fund, in exchange for shares of the Blended Equity Fund corresponding to the same net asset value as shares held in the respective Transferor Funds. Shares issued in the exchange and their corresponding net asset value are as follows:

                                                                        NET
FUND                                                       SHARES   ASSET VALUE
----                                                      --------- -----------
Aging of America Fund.................................... 1,473,760 $47,071,887
Communication and Entertainment Fund.....................   890,996  28,458,420
Environmentally-Related Products and Services Fund.......   202,661   5,472,980
Global Competitors Fund.................................. 2,736,914  87,417,040
Productivity Enhancers Fund..............................   504,989  16,129,362

7. VOTING RESULTS OF SPECIAL MEETING OF SHAREHOLDERS:

  The proposals described below were submitted to a vote of shareholders of Excelsior Funds, Inc. ("Excelsior") at a special meeting of shareholders held on August 18, 1997 (the "Meeting"):

  Proposal No. 1 - Approval of a Plan of Reorganization pursuant to which Excelsior's Productivity Enhancers, Global Competitors, Environmentally-Related Products and Services, Aging of America and Communication and Entertainment Funds (each, a "Fund") will be reorganized into Excelsior's Blended Equity Fund (formerly, the "Equity Fund"):

  At the Meeting, the shareholders of each Fund approved Proposal No. 1 as follows:

FUND                                                     FOR    AGAINST ABSTAIN
----                                                  --------- ------- -------
Productivity Enhancers............................... 1,089,093  21,480  73,007
Global Competitors................................... 3,812,756  75,000 211,753
Environmentally-Related Products and Services........   552,810   4,393  22,378
Aging of America..................................... 2,253,499  73,706 132,560
Communication and Entertainment...................... 1,448,267  62,285  72,989

  Proposal No. 2 - Approval of a change of sub-classification from diversified to non-diversified and elimination of a related investment limitation for the Energy and Natural Resources Fund (formerly, the "Long-Term Supply of Energy Fund"):

  At the Meeting, the shareholders of the Energy and Natural Resources Fund approved Proposal No. 2 as follows:

        FOR    AGAINST ABSTAIN
     --------- ------- -------
     1,645,803  47,238  88,456

  Proposal No. 3 - Approval of a change of fundamental investment policies to permit the Energy and Natural Resources Fund to invest in precious metal bullion and coins and futures contracts on commodities:

  At the Meeting, the shareholders of the Energy and Natural Resources Fund approved Proposal No. 3 as follows:

        FOR    AGAINST ABSTAIN
     --------- ------- -------
     1,569,111 119,548  92,838

  Proposal No. 4 - Approval of the adoption of a fundamental investment policy to allow the Energy and Natural Resources Fund to invest more than 25% of the value of its total assets in companies in the energy and other natural resources groups of industries:

  At the Meeting, the shareholders of the Energy and Natural Resources Fund approved Proposal No. 4 as follows:

        FOR    AGAINST ABSTAIN
     --------- ------- -------
     1,682,507  15,739  83,251